Segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
5 Segment information
Aegon’s operating segments are based on the businesses as presented in internal reports that are regularly reviewed by the Executive Board which is regarded as the chief operating decision maker. All reportable segments are involved in insurance or reinsurance business, asset management or services related to these activities. The reportable segments are:
◆	Americas: one operating segment which covers business units in the United States, Brazil and Mexico, including any of the units’ activities located outside these countries;
◆	The Netherlands;
◆	United Kingdom;
◆	Southern and Eastern Europe;
◆	Asia: one operating segment which covers businesses operating in Hong Kong, Singapore, China, Japan, India and Indonesia including any of the units’ activities located outside these countries;
◆	Asset Management: one operating segment which covers business activities from Aegon Asset Management;
◆	Holding and other activities: one operating segment which includes financing, reinsurance activities, employee and other administrative expenses of holding companies.
Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies.
Change in operating segments
Aegon has changed the grouping of the operating segments included in the performance measure as of 2019. Previously, the operating segments ‘Spain & Portugal’ and ‘Central & Eastern Europe’ were disclosed separately in the segment information whilst as of 2019 these are disclosed combined under the operating segment ‘Southern & Eastern Europe’. The tables presented in this note have been updated to reflect this change.
Performance Measure
Aegon uses the
non-IFRS
performance measure underlying earnings before tax. Underlying earnings before tax reflects Aegon’s profit from underlying business operations and mainly excludes components that relate to accounting mismatches that are dependent on market volatility, updates to best estimate actuarial and economic assumptions and model updates or events that are considered outside the normal course of business. There is no standardized meaning to these measures under IFRS or any other recognized set of accounting standards.
Aegon believes that its performance measure underlying earnings before tax provides meaningful information about the underlying results of Aegon’s business, including insight into the financial measures that Aegon’s senior management uses in managing the business. Among other things, Aegon’s senior management is compensated based in part on Aegon’s results against targets using underlying earnings before tax. While many other insurers in Aegon’s peer group present substantially similar performance measures, the performance measures presented in this document may nevertheless differ from the performance measures presented by other insurers.
The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the tables in this note.
The items that are excluded from underlying earnings before tax as described further below are: fair value items, realized gains or losses on investments, impairment charges/reversals, other income or charges, run-off
businesses and share in earnings of joint ventures and associates.
Included in underlying earnings before tax is management’s best estimate expected return on these products. Any over- or underperformance compared to management’s expected return is excluded from underlying earnings before tax.
Fair value items
Fair value items include the over- or underperformance of investments and guarantees held at fair value for which management’s best estimate investment return is included in underlying earnings before tax.
In addition, hedge ineffectiveness on hedge transactions, fair value changes on economic hedges without natural offset in earnings and for which no hedge accounting is applied and fair value movements on real estate are included under fair value items.
Certain assets held by Aegon are carried at fair value and managed on a total return basis, with no offsetting changes in the valuation of related liabilities. These include assets such as investments in hedge funds, private equities, real estate (limited partnerships), convertible bonds and structured products. Underlying earnings before tax exclude any over- or underperformance compared to management’s best estimate investment return on assets. Based on current holdings and asset returns, the long-term expected return on an annual basis is
3-10%,
depending on asset class, including cash income and market value changes. The expected earnings from these asset classes are net of deferred policy acquisition costs (DPAC) where applicable.
In addition, certain products offered by Aegon Americas contain guarantees and are reported on a fair value basis and include the total return annuities and guarantees on variable annuities. The earnings on these products are impacted by movements in equity markets and risk-free interest rates. Short-term developments in the financial markets may therefore cause volatility in earnings.
The fair value movements of certain guarantees and the fair value change of derivatives that hedge certain risks on these guarantees of Aegon’s businesses in the Netherlands and Japan are excluded from underlying earnings before tax, because management’s best estimate expected return for these guarantees is set at zero. In addition, fair value items include market related results on our loyalty bonus reserves in the United Kingdom. The value of these reserves are directly related to policyholder investments which value is directly impacted by movements in equity and bond markets.
Holding and other activities include certain issued bonds that are held at fair value through profit or loss (FVTPL). The interest rate risk on these bonds is hedged using swaps. The fair value movement resulting from changes in Aegon’s credit spread used in the valuation of these bonds are excluded from underlying earnings before tax and reported under fair value items.
Realized gains or losses on investments
Realized gains or losses on investments includes realized gains and losses on available-for-sale
investments, mortgage loans and other loan portfolios.
Impairment charges/(reversals)
Impairment charges/(reversals) include impairments on
available-for-sale
debt securities, shares including the effect of deferred policyholder acquisition costs, mortgage loans and other loan portfolios at amortized cost, joint ventures and associates. Impairment reversals include reversals on available-for-sale
debt securities. For Aegon the Netherlands, the expected impairments on alternative assets classes (e.g. illiquid investments – including consumer loans and catastrophe bonds – and residential real estate) are allocated to underlying earnings in order to present management’s best estimate investment return in underlying earnings. Deviations from the expected impairments are presented as part of impairment charges / (reversals) in non-underlying
earnings.
Other income or charges
Other income or charges includes the following:
◆	Items which cannot be directly allocated to a specific line of business;
◆	The impact of actuarial and economic assumption and model updates used to support calculations of our liabilities for insurance and investment contracts sold to policyholders and related assets (refer to note 3 Critical accounting estimates and judgement in applying accounting policies); and
◆	Items that are outside the normal course of business, including restructuring charges.
In the Consolidated income statement, these restructuring charges are included in operating expenses. Actuarial assumption and model updates are recorded in ‘Policyholder claims and benefits’ in the Consolidated income statement.
Run-off
businesses
Run-off
businesses includes results of business units where management in earlier years has decided to exit the market and to run-off
the existing block of business. This line only includes results related to the run-off
of the remaining institutional spread-based business, structured settlements blocks of business, the life reinsurance business and the bank-owned and corporate-owned life insurance (BOLI/COLI) business in the United States. Aegon has other blocks of business for which sales have been discontinued and of which the earnings are included in underlying earnings before tax.

Share in earnings of joint ventures and associates
Earnings from Aegon’s joint ventures in China, India, Japan, Mexico, the Netherlands, Spain and Portugal, and Aegon’s associates in Brazil, France, the Netherlands and United Kingdom are reported on an underlying earnings before tax basis.

The following table presents Aegon’s segment results.

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2019 Underlying earnings before tax	1,124	648	139	88	62	139	(228)	1	1,973	50	2,023
Fair value items	272	(741)	(131)	7	(4)	-	(4)	-	(601)	(88)	(689)
Realized gains / (losses) on investments	125	240	3	27	9	-	1	-	405	(2)	403
Impairment charges	(54)	(30)	-	-	(1)	-	(10)	-	(95)	-	(95)
Impairment reversals	68	5	-	-	1	-	-	-	73	-	73
Other income / (charges)	(156)	(1)	(38)	33	(18)	(7)	(95)	-	(281)	-	(281)
Run-off businesses	23	-	-	-	-	-	-	-	23	-	23
Income / (loss) before tax	1,401	121	(27)	155	48	133	(335)	1	1,497	(40)	1,457
Income tax
(expense) / benefit	(220)	(27)	(7)	(19)	(14)	(36)	65	-	(258)	40	(218)
Net income / (loss)	1,182	94	(34)	136	33	97	(270)	1	1,239	-	1,239
Inter-segment underlying earnings	(61)	(105)	(87)	(16)	(4)	193	79
Revenues 2019
Life insurance gross premiums	7,279	1,765	6,282	552	737	-	11	(8)	16,617	(691)	15,926
Accident and health insurance	1,416	228	28	110	91	-	-	-	1,872	(50)	1,823
General insurance	-	130	-	382	-	-	1	(1)	512	(122)	390
Total gross premiums	8,694	2,123	6,309	1,044	828	-	12	(9)	19,002	(864)	18,138
Investment income	3,172	2,224	1,830	76	303	5	269	(284)	7,595	(64)	7,531
Fee and commission income	1,757	237	197	50	59	627	-	(187)	2,740	(218)	2,523
Other revenues	8	-	-	-	1	1	5	-	16	(10)	6
Total revenues	13,631	4,583	8,337	1,171	1,191	633	286	(480)	29,352	(1,155)	28,197
Inter-segment revenues	1	12	-	-	-	187	280

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2018 Underlying earnings before tax	1,216	615	128	96	55	151	(189)	1	2,074	72	2,146
Fair value items	(613)	250	59	6	3	-	5	-	(291)	(119)	(409)
Realized gains / (losses) on investments	(204)	46	83	-	(8)	2	4	-	(77)	(2)	(79)
Impairment charges	(46)	4	-	(2)	(5)	-	(9)	-	(58)	-	(58)
Impairment reversals	37	2	-	1	-	-	-	-	39	-	39
Other income / (charges)	(397)	(132)	(252)	(26)	(7)	(5)	(57)	-	(875)	1	(874)
Run-off businesses	(14)	-	-	-	-	-	-	-	(14)	-	(14)
Income / (loss) before tax	(20)	784	19	76	36	149	(247)	1	798	(47)	751
Income tax (expense) / benefit	71	(136)	20	(19)	(25)	(44)	46	-	(87)	47	(40)
Net income / (loss)	51	648	38	57	11	105	(201)	1	711	-	711
Inter-segment underlying earnings	(73)	(101)	(82)	(18)	(5)	198	80
Revenues 2018
Life insurance gross premiums	7,004	1,632	7,509	622	779	-	9	(7)	17,548	(579)	16,969
Accident and health insurance	1,571	219	29	102	94	-	-	-	2,015	(36)	1,979
General insurance	-	136	-	343	-	-	1	(1)	479	(112)	367
Total gross premiums	8,575	1,987	7,539	1,067	873	-	10	(8)	20,042	(727)	19,316
Investment income	3,125	2,265	1,346	83	268	5	286	(284)	7,095	(59)	7,035
Fee and commission income	1,826	211	198	63	58	632	-	(206)	2,782	(224)	2,558
Other revenues	5	-	-	-	2	1	4	-	12	(6)	5
Total revenues	13,530	4,463	9,083	1,213	1,201	638	300	(499)	29,930	(1,016)	28,914
Inter-segment revenues	1	2	-	-	-	206	290

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2017 Underlying earnings before tax	1,381	557	116	71	49	136	(170)	-	2,140	61	2,200
Fair value items	170	(31)	(82)	-	-	-	24	-	81	(97)	(16)
Realized gains / (losses) on investments	157	184	62	1	4	3	-	-	413	(5)	408
Impairment charges	(37)	(3)	-	(2)	(1)	-	(3)	-	(46)	-	(46)
Impairment reversals	22	10	-	-	-	-	-	-	32	-	32
Other income / (charges)	(353)	296	40	-	(19)	(49)	16	-	(68)	(4)	(72)
Run-off businesses	30	-	-	-	-	-	-	-	30	-	30
Income / (loss) before tax	1,370	1,013	137	70	33	90	(134)	-	2,580	(45)	2,536
Income tax (expense) / benefit	198	(196)	(56)	(15)	(28)	(42)	29	-	(110)	44	(65)
Net income / (loss)	1,568	818	81	56	5	48	(105)	-	2,470	(0)	2,470
Inter-segment underlying earnings	(78)	(111)	(87)	(12)	(1)	214	73
Revenues 2017
Life insurance gross premiums	7,437	1,857	9,603	619	983	-	7	(9)	20,498	(546)	19,952
Accident and health insurance	2,115	203	32	84	97	-	-	-	2,531	(20)	2,511
General insurance	-	148	-	319	-	-	1	(1)	466	(103)	363
Total gross premiums	9,553	2,208	9,635	1,022	1,080	-	8	(10)	23,496	(670)	22,826
Investment income	3,368	2,172	1,517	85	246	4	295	(291)	7,396	(58)	7,338
Fee and commission income	1,919	326	235	60	63	609	-	(222)	2,990	(188)	2,802
Other revenues	5	-	-	3	1	-	4	-	13	(5)	7
Total revenues	14,844	4,706	11,387	1,170	1,390	613	308	(523)	33,895	(921)	32,973
Inter-segment revenues	-	(1)	-	-	3	222	298
The Group uses underlying earnings before tax in its segment reporting as an important indicator of its financial performance. The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table. Aegon believes that underlying earnings before tax, together with the other information included in this report, provides a meaningful measure for the investing public to evaluate Aegon’s business relative to the businesses of its peers.

	Note	2019	2018	2017
Underlying earnings before tax		1,973	2,074	2,140
Elimination of share in earnings of joint ventures and associates		50	72	61

Rental income	7	(76)	(72)	(61)
Dividend income	7	9	30	-
Recovered claims and benefits	9	-	2	-
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(17)	(295)	(437)
Net fair value change on borrowings and other financial liabilities	10	7	6	-
Realized gains and losses on financial investments	10	399	(92)	431
Gains and (losses) on investments in real estate	10	317	261	193
Net fair value change of derivatives	10	163	(67)	(134)
Net foreign currency gains and (losses)	10	-	(2)	5
Realized gains and (losses) on repurchased debt	10	-	1	1
Other income	11	200	8	540
Change in valuation of liabilities for insurance contracts	12	(1,231)	(341)	(254)
Change in valuation of liabilities for investment contracts	12	(13)	13	(19)
Benefits and claims paid life	12	7	-	-
Policyholder claims and benefits - Other	12	50	(9)	34
Commissions and expenses	14	(319)	(428)	256
Impairment (charges) reversals	15	(105)	(20)	(16)
Interest charges and related fees	16	21	-	-
Other charges	17	(1)	(375)	(235)
Run-off businesses	5	23	(14)	30
Income / (loss) before tax		1,457	751	2,534

◆
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in underlying earnings before tax.

◆
Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over- or underperformance of derivatives of EUR 34 million gain (2018: EUR 3 million gain, 2017: EUR 9 million gain) for which the expected long-term return is included in underlying earnings before tax; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 130 million gain (2018: EUR 77 million loss, 2017: EUR 145 million loss); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 1 million gain (2018: EUR 7 million gain, 2017: EUR 2 million gain).

◆	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
◆	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
◆	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
◆
Commissions and expenses include: 1) Restructuring charges of EUR 220 million (2018: EUR 279 million charge, 2017: EUR 116 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 32 million income (2018: charge of EUR 67 million, 2017: income of EUR 285 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 5 million charge (2018: charge of EUR 20 million; 2017: income of EUR 94 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/ VOBA fair value adjustment of EUR 151 million gain (2018: loss of EUR 88 million; 2017: gain of EUR 135 million).

◆
Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 60 million charge (2018: EUR charge of 41 million, 2017: charge of EUR 42 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 109 million charge (2018: EUR 19 million charge; 2017: EUR 1 million reversal) reported as part of the respective line in note 15.

◆	There are no interest charges and related fees that are classified for segment reporting purposes as non-underlying earnings.
Impact from assumption and model updates
The 2019 assumption changes and model updates amounted to a negative impact of EUR 196 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 64 million mainly driven by updates to Universal Life products for surrender, lapse and mortality to reflect actual experience, partially offset by gains driven by updates to the annuitization of Variable Deferred Annuities Guaranteed Minimum Income Benefit and to the returns on Equity-Index Universal Life. In the second half of 2019, a negative impact of EUR 75 million resulted mostly from expense assumption updates in the Americas. Assumption changes and model updates in the Netherlands led to negative impact of EUR 57 million mainly related to model enhancements and expense assumption updates which more than offset favorable longevity assumption changes.
In 2018, the pre-tax charge of EUR 121 million has been recorded in other income/(charges) in respect of assumption changes and model updates. The impact is mainly attributable to Aegon’s business in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 6 million, which includes charges of EUR 164 million, mainly driven by Americas Life mortality updates to reflect actual experience, partially offset by gains of EUR 158 million, mainly driven by the positive impact from new expense allocation methodology within Retirement plans and Variable and Fixed annuities lines of business, Universal Life model update using results from AXIS model and a Variable Annuities (WB) modelling enhancement in discount curve upon account exhaustion. In the Netherlands, assumption changes and model updates led to a net loss of EUR 111 million, which includes charges of EUR 219 million mainly related to the population mortality best estimate update to reflect latest available data and an improvement in the modelling of policyholder behavior (lapses) and the lowering of IFRS ultimate forward rate from 4.25% to 3.65%. This was partly offset by EUR 108 million gains driven by the TKP/UL model conversion.

Other selected income statement items	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019
Amortization of deferred expenses, VOBA and future servicing rights	685	4	117	37	32	-	-	-	876
Depreciation	44	18	12	11	1	1	2	-	87
Impairment charges / (reversals) on financial assets, excluding receivables	(12)	72	-	-	-	-	-	-	60
Impairment charges / (reversals) on non-financial assets and receivables	3	94	-	3	-	-	10	-	109

2018
Amortization of deferred expenses, VOBA and future servicing rights	852	25	119	52	24	-	-	-	1,072
Depreciation	38	12	14	12	1	1	2	-	80
Impairment charges / (reversals) on financial assets, excluding receivables	(9)	34	-	1	5	-	9	-	41
Impairment charges / (reversals) on non-financial assets and receivables	19	15	1	-	1	-	-	-	36

2017
Amortization of deferred expenses, VOBA and future servicing rights	336	27	134	55	33	-	-	-	586
Depreciation	44	16	28	11	1	3	2	-	105
Impairment charges / (reversals) on financial assets, excluding receivables	19	17	-	2	-	-	3	-	42
Impairment charges / (reversals) on non-financial assets and receivables	(2)	3	-	-	-	-	-	-	-

Number of employees	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Total
2019
Number of employees - headcount	8,570	3,582	2,261	2,853	4,540	1,535	416	23,757
Of which Aegon’s share of employees in joint ventures and associates	651	-	62	104	4,172	173	-	5,162

2018
Number of employees - headcount	8,824	3,548	3,135	2,837	6,344	1,464	390	26,543
Of which Aegon’s share of employees in joint ventures and associates	559	-	58	86	5,983	168	-	6,854

2017
Number of employees - headcount	10,951	3,089	3,435	2,947	6,025	1,500	371	28,318
Of which Aegon’s share of employees in joint ventures and associates	549	-	-	83	5,702	163	-	6,497

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019

Assets
Cash and Cash equivalents	822	9,627	305	152	91	166	1,100	-	12,263
Investments	75,076	59,983	2,034	1,711	6,662	266	244	-	145,976
Investments for account of policyholders	107,963	25,491	91,848	994	82	-	-	(4)	226,374
Investments in joint ventures	-	1,159	-	476	192	153	3	-	1,983
Investments in associates	79	106	9	-	28	129	21	(10)	363
Deferred expenses	8,999	360	913	45	487	-	-	-	10,804
Other assets	27,078	11,996	2,546	271	1,905	126	31,511	(32,848)	42,585
Total assets	220,017	108,722	97,655	3,648	9,448	840	32,879	(32,862)	440,348

Liabilities
Insurance contracts	73,784	40,554	1,518	1,411	7,825	-	17	(1,655)	123,454
Insurance contracts for account of policyholders	77,988	25,328	31,559	815	20	-	-	-	135,710
Investment contracts	6,662	11,716	211	2	2	-	-	-	18,594
Investment contracts for account of policyholders	29,976	2,301	61,305	181	62	-	-	-	93,826
Other liabilities	15,468	22,636	1,459	323	229	322	8,421	(4,534)	44,324
Total liabilities	203,877	102,535	96,052	2,733	8,138	322	8,438	(6,189)	415,907

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018

Assets
Cash and Cash equivalents	683	6,004	315	148	90	213	1,290	-	8,744
Investments	71,056	57,738	2,114	1,660	5,720	181	157	-	138,625
Investments for account of policyholders	95,343	23,767	73,958	1,187	103	-	-	(5)	194,353
Investments in joint ventures	1	1,001	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	17	131	8	-	327
Deferred expenses	9,209	66	896	74	665	-	-	-	10,910
Other assets 1)	27,782	7,421	1,893	272	1,907	123	27,258	(28,727)	37,928
Total assets	204,145	96,083	79,184	3,819	8,654	767	28,713	(28,732)	392,632

Liabilities
Insurance contracts	71,584	34,878	1,435	1,339	7,726	-	15	(1,648)	115,328
Insurance contracts for account of policyholders	68,126	23,855	24,086	1,022	24	-	-	-	117,113
Investment contracts	6,943	10,795	223	85	2	-	-	-	18,048
Investment contracts for account of policyholders	27,217	2,101	50,532	169	79	-	-	-	80,097
Other liabilities	17,055	17,499	1,047	400	67	293	6,156	(3,012)	39,505
Total liabilities	190,924	89,127	77,322	3,015	7,898	293	6,171	(4,660)	370,091
1
Comparative figures have been reclassified to conform to the current year presentation as the elimination logic has changed. This reclassification is not considered material as there is no effect on consolidated group figures.

Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019
Shares	499	1,443	17	74	11	5	173	-	2,221
Debt securities	54,970	22,773	1,055	1,497	6,465	93	1	-	86,853
Loans	10,922	33,460	-	118	42	-	48	-	44,591
Other financial assets	8,032	78	962	3	145	168	21	-	9,410
Investments in real estate	653	2,229	-	19	-	-	-	-	2,901
Investments general account	75,076	59,983	2,034	1,711	6,662	266	244	-	145,976

Shares	-	8,490	16,583	218	-	-	-	(4)	25,288
Debt securities	877	11,652	8,043	173	-	-	-	-	20,744
Unconsolidated investment funds	106,926	695	61,738	598	82	-	-	-	170,039
Other financial assets	161	4,653	4,898	4	-	-	-	-	9,716
Investments in real estate	-	-	586	-	-	-	-	-	586
Investments for account of policyholders	107,963	25,491	91,848	994	82	-	-	(4)	226,374

Investments on balance sheet	183,039	85,474	93,882	2,704	6,745	266	244	(4)	372,350
Off-balance sheet investments third parties	220,039	4,802	123,904	5,461	1,001	170,158	-	(818)	524,547
Total revenue-generating investments	403,078	90,276	217,786	8,166	7,746	170,424	244	(822)	896,897

Investments
Available-for-sale	59,899	19,591	1,556	1,570	6,602	153	32	-	89,404
Loans	10,922	33,460	-	118	42	-	48	-	44,591
Financial assets at fair value through profit or loss	111,565	30,193	91,740	997	100	113	164	(4)	234,867
Investments in real estate	653	2,229	586	19	-	-	-	-	3,487
Total investments on balance sheet	183,039	85,474	93,882	2,704	6,745	266	244	(4)	372,350

Investments in joint ventures	-	1,159	-	476	192	153	3	-	1,983
Investments in associates	79	106	9	-	28	129	21	(10)	363
Other assets	36,899	21,983	3,764	468	2,483	292	32,611	(32,848)	65,652
Consolidated total assets	220,017	108,722	97,655	3,648	9,448	840	32,879	(32,862)	440,348

1
Due to the announced divestment of Aegon’s 50% stake in the joint venture with Sony Life, Revenue Generating Investments of Japan are no longer included in 2019.
Off-balance
investments for Japan amount to EUR 2.3 billion per December 31, 2019.

Investments	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018
Shares	532	1,412	3	74	7	4	128	-	2,161
Debt securities	51,681	21,586	1,005	1,417	5,526	36	3	-	81,253
Loans	9,945	32,536	-	143	16	-	12	-	42,653
Other financial assets	8,367	54	1,105	5	170	142	14	-	9,858
Investments in real estate	530	2,150	-	21	-	-	-	-	2,700
Investments general account	71,056	57,738	2,114	1,660	5,720	181	157	-	138,625

Shares	-	7,403	13,044	198	-	-	-	(5)	20,640
Debt securities	1,716	11,283	7,259	183	-	-	-	-	20,441
Unconsolidated investment funds	93,548	1,059	48,296	795	103	-	-	-	143,800
Other financial assets	79	4,022	4,748	11	-	-	-	-	8,861
Investments in real estate	-	-	612	-	-	-	-	-	612
Investments for account of policyholders	95,343	23,767	73,958	1,187	103	-	-	(5)	194,353

Investments on balance sheet	166,399	81,505	76,072	2,847	5,823	181	157	(5)	332,979
Off-balance sheet investments third parties	204,184	3,339	106,347	5,851	2,818	149,197	-	(774)	470,963
Total revenue-generating investments	370,583	84,844	182,419	8,698	8,641	149,378	157	(778)	803,942

Investments
Available-for-sale	55,921	19,974	1,459	1,483	5,686	131	21	-	84,675
Loans	9,945	32,536	-	143	16	-	12	-	42,653
Financial assets at fair value through profit or loss	100,002	26,846	74,001	1,200	121	50	123	(5)	202,339
Investments in real estate	530	2,150	612	21	-	-	-	-	3,312
Total investments on balance sheet	166,399	81,505	76,072	2,847	5,823	181	157	(5)	332,979

Investments in joint ventures	1	1,001	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	17	131	8	-	327
Other assets 1)	37,674	13,491	3,104	494	2,662	336	28,548	(28,727)	57,582
Consolidated total assets	204,145	96,083	79,184	3,819	8,654	767	28,713	(28,732)	392,633

1
Comparative figures have been reclassified to conform to the current year presentation as the elimination logic has changed. This reclassification is not considered material as there is no effect on consolidated group figures.